EMPLOYEE BENEFIT PLANS - Accumulated Benefit Obligations In Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Projected benefit obligation	$ 277,203	$ 429,115
Accumulated benefit obligation	261,248	406,233
Fair value of plan assets	$ 154,208	$ 283,988